Submission	May 15, 2026
Submission [Line Items]
Central Index Key	0001823584
Registrant Name	ALLIANCE ENTERTAINMENT HOLDING CORP
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES